Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2010
Recently Issued Accounting Standards
Recently Issued Accounting Standards
2.	Recently Issued Accounting Standards

Elimination of Qualifying Special Purpose Entities(QSPEs) and Changes in the Consolidation Model for Variable Interest Entities (VIEs)

In June 2009, the FASB issued SFAS No.166, "Accounting for Transfers of Financial Assets, an amendment to FASB Statement No.140". This statement removed (1) the concept of a QSPE from ASC 860–Transfers and Servicing and (2) the exceptions from applying ASC 810–Consolidation to QSPEs. This statement amends ASC 860 to revise and clarify the derecognition requirements for transfers of financial assets and the initial measurement of beneficial interests that are received as proceeds by a transferor in connection with transfers of financial assets. This statement also requires additional disclosure about transfers of financial assets and a transferor's continuing involvement with such transferred financial assets. The Company adopted this statement on January 1, 2010 on a prospective basis and the impact of the adoption was not material to its financial condition, results of operations or cash flows.

In June 2009, the FASB issued SFAS No.167, "Amendments to FASB Interpretation No. 46 (R)."

This statement amends ASC 810 to require ongoing assessments to determine whether an entity is VIE and whether an enterprise is the primary beneficiary of a VIE. This statement also amends the guidance for determining which enterprise, if any, is the primary beneficiary of a VIE by requiring the enterprise to initially perform a qualitative analysis to determine if the enterprise's variable interest or interests give it a controlling financial interest. Consolidation is based on a company's ability to direct the activities of the entity that most significantly impact the entity's economic performance. If a company has control and the right to receive benefits or the obligation to absorb losses which could potentially be significant to the VIE, then consolidation is required. This statement also requires additional disclosure about transfers of financial assets and a transferor's continuing involvement with such transferred financial assets. The Company adopted these changes on January 1, 2010 and the impact of adoption resulted in a decrease in shareholder's equity of (Won)14,195 million, net-of-tax, as of January 1, 2010. In addition, as a result of the adoption, total assets and total liabilities decreased by (Won)84,282 million and (Won)70,087 million, respectively, as of January 1, 2010.

In February 2010, the FASB issued Accounting Standard Update No. 2010-10, Consolidation (Topic 810), Amendments for Certain Investment Funds (ASU 2010-10). ASU 2010-10 provides a deferral of the requirement of ASC 810 for certain investment entities that have the attributes of entities subject to ASC 946 (the "investment company guide") and registered money market funds as well as all other unregistered funds that operate in a similar manner as registered money market funds. The Company has determined that a majority of the investment vehicles managed by the Company are provided a deferral from the requirements of SFAS 167 because they meet the criteria for a deferral provided in ASU 2010-10. These vehicles continue to be evaluated under the requirements of ASC 810-10, prior to the implementation of the new guidance in ASC 810.

Additional Disclosures about Fair Value Measurements.

In January 2010, the FASB issued ASU 2010-06, "Improving Disclosures about Fair Value Measurements". The ASU 2010-06 amends ASC 820 and requires disclosing the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. These changes also clarify existing disclosure requirements on the level of disaggregation and disclosures regarding inputs and valuation techniques. The disclosures are effective for reporting periods beginning after December 15, 2009. The Company adopted this statement as of January 1, 2010. The required disclosures are included in Note 29. Additionally, disclosures of the gross purchases, sales, issuances and settlements activity in Level 3 fair value measurements will be required for fiscal years beginning after December 15, 2010.

Scope Exception Related to Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, Scope Exception Related to Embedded Credit Derivatives. The ASU 2010-11 amends ASC 815 and clarifies that certain embedded derivatives, such as those contained in certain securitizations, CDOs and structured notes, should be considered embedded credit derivatives subject to potential bifurcation and separated fair value accounting. The ASU 2010-11 allows any beneficial interest issued by a securitization vehicle to be accounted for under the fair value option at transition. The Company adopted these changes on July 1, 2010. The adoption of this statement had no impact on the Company's consolidated financial condition, results of operations and cash flows.

Effect of a Loan Modification When the Loan is Part of a Pool Accounted for as a Single Asset

In April 2010, the FASB issued ASU 2010-18, Effect of a Loan Modification When the Loan is Part of a Pool Accounted for as a Single Asset. As a result of the amendments modifications of loans that are accounted for within a pool under Subtopic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity is required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. These changes became effective for modifications of loans occurring in reporting periods ending on or after July 15, 2010 and had no impact on the Company's consolidated financial condition, results of operations and cash flows.

Enhancing Disclosures about the Credit Quality of Financing Receivables

In July 2010, the FASB issued ASU 2010-20, "Disclosures about the Credit Quality of Financing Receivables", The ASU 2010-20 amends ASC 310 and enhances disclosures about the credit quality of financing receivables and the allowance for credit losses. These changes define a portfolio segment as the level at which an entity develops and documents a systematic methodology to determine the allowance for credit losses, and a class of financing receivables as the level of disaggregation of portfolio segments based on the initial measurement attribute, risk characteristics and methods for assessing risk. The Company's portfolio segments are commercial, consumer and credit cards loans. The classes in the commercial portfolio segments are commercial & industrial, construction, other commercial and foreign. The classes in the consumer portfolio segments are mortgage, home equity, other consumer and foreign. The credit card portfolio segment consists of only a credit card class. Under this new accounting guidance, the allowance is presented by portfolio segment. The disclosures are effective for reporting periods ending on or after December, 15, 2010 and are included in Note 10. Additionally, the disclosures about activity that occurs during a reporting period are effective for reporting periods beginning on or after December 15, 2010. According to this statement, the Company must also provide supplemental information on the nature and extent of TDRs. Under ASU 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20, these TDR disclosures have been deferred to coincide with a separate FASB TDR project, with an effective date in second quarter 2011.